UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23075

Nuveen High Income November 2021 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHB
Nuveen High Income November 2021 Target Term Fund
Portfolio of Investments    March 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 129.2% (100.0% of Total Investments)
	CORPORATE BONDS – 126.8% (98.1% of Total Investments)
	Aerospace & Defense – 3.6%
$ 3,500	Arconic Inc.	5.870%	2/23/22	BBB-	$3,675,000
3,000	Bombardier Inc., 144A	8.750%	12/01/21	B	3,288,750
5,750	Bombardier Inc., 144A	5.750%	3/15/22	B	5,689,050
7,343	Triumph Group Inc.	4.875%	4/01/21	B-	7,177,782
19,593	Total Aerospace & Defense				19,830,582
	Airlines – 2.9%
3,500	Air Canada, 144A	7.750%	4/15/21	BB	3,823,750
1,675	American Airlines Group Inc., 144A	4.625%	3/01/20	BB-	1,687,563
59	Continental Airlines 2007-1 Class B Pass Through Trust	6.903%	4/19/22	BB+	61,899
1,500	United Continental Holdings Inc.	6.000%	12/01/20	BB	1,575,000
6,700	Virgin Australia Holdings Limited, 144A	7.875%	10/15/21	B-	6,810,550
2,000	VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B-	1,935,000
15,434	Total Airlines				15,893,762
	Automobiles – 1.1%
6,006	Aston Martin Capital Holdings Ltd, 144A	6.500%	4/15/22	B	6,246,240
	Banks – 1.6%
4,185	CIT Group Inc.	4.125%	3/09/21	BB+	4,205,925
1,000	Curo Financial Technologies Corporation, 144A	12.000%	3/01/22	B-	1,110,080
3,600	Popular Inc.	7.000%	7/01/19	BB-	3,672,000
8,785	Total Banks				8,988,005
	Building Products – 1.6%
2,750	Euramax International Inc., 144A	12.000%	8/15/20	B-	2,908,125
5,825	Taylor Morrison Monarch Communities, 144A	5.250%	4/15/21	BB	5,875,503
8,575	Total Building Products				8,783,628
	Chemicals – 2.4%
2,000	CF Industries Inc., 144A	3.400%	12/01/21	BBB-	1,974,319
3,000	Hexion Inc.	6.625%	4/15/20	CCC+	2,797,500
1,250	Hexion Inc., 144A	10.375%	2/01/22	CCC+	1,209,375
1,100	Huntsman International LLC	4.875%	11/15/20	BB	1,120,625
6,230	Platform Specialty Products Corporation, 144A	6.500%	2/01/22	B+	6,331,237
13,580	Total Chemicals				13,433,056

JHB	Nuveen High Income November 2021 Target Term Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Commercial Services & Supplies – 6.4%
$ 6,345	ADT Corporation	6.250%	10/15/21	BB-	$6,614,662
4,267	APX Group, Inc.	8.750%	12/01/20	CCC	4,288,335
6,864	Cimpress NV, 144A	7.000%	4/01/22	B+	7,155,720
6,250	GFL Environmental Corporation, 144A	5.625%	5/01/22	B-	6,250,000
4,700	R.R. Donnelley & Sons Company	7.875%	3/15/21	B	4,876,015
500	R.R. Donnelley & Sons Company	7.000%	2/15/22	B	518,125
6,000	West Corporation, 144A	4.750%	7/15/21	Ba3	6,090,000
34,926	Total Commercial Services & Supplies				35,792,857
	Construction & Engineering – 0.8%
1,578	AECOM Global II LLC / URS FOX US LP	5.000%	4/01/22	B+	1,603,211
3,000	HC2 Holdings, Inc., 144A	11.000%	12/01/19	B-	3,095,910
4,578	Total Construction & Engineering				4,699,121
	Consumer Finance – 4.9%
3,500	Ally Financial Inc.	4.125%	2/13/22	BB+	3,482,500
7,752	Credit Acceptance Corporation	6.125%	2/15/21	BB	7,807,815
2,874	Enova International, Inc.	9.750%	6/01/21	B-	3,024,668
2,100	Navient Corporation	6.625%	7/26/21	BB	2,184,000
4,281	OneMain Financial Holdings, Inc., 144A	7.250%	12/15/21	B1	4,436,186
6,225	SLM Corporation	7.250%	1/25/22	BB	6,575,156
26,732	Total Consumer Finance				27,510,325
	Containers & Packaging – 1.6%
4,015	Ardagh Packaging Finance PLC and Ardagh MP Holdings USA, Inc., 144A	6.000%	6/30/21	B	4,095,300
1,800	Coveris Holdings SA, 144A	7.875%	11/01/19	CCC+	1,804,500
3,235	Owens-Brockway Glass Containers, 144A	5.000%	1/15/22	BB-	3,266,379
9,050	Total Containers & Packaging				9,166,179
	Diversified Financial Services – 5.8%
6,475	Fly Leasing Limited	6.375%	10/15/21	BB-	6,725,906
4,500	Jefferies Finance LLC Corporation, 144A	6.875%	4/15/22	BB-	4,455,000
3,080	Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp, 144A	5.250%	3/15/22	BB	3,080,000
4,325	Lincoln Finance LTD, 144A	7.375%	4/15/21	BB+	4,465,562
6,527	Nationstar Mortgage LLC Capital Corporation	6.500%	7/01/21	B+	6,624,905
2,798	Park Aerospace Holdings Limited, 144A	3.625%	3/15/21	BB	2,658,100
4,265	PHH Corporation	6.375%	8/15/21	N/R	4,339,638
31,970	Total Diversified Financial Services				32,349,111
	Diversified Telecommunication Services – 2.0%
2,100	CenturyLink Inc.	5.625%	4/01/20	BB	2,115,750
9,195	CenturyLink Inc.	5.800%	3/15/22	BB	8,976,619
11,295	Total Diversified Telecommunication Services				11,092,369

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Electronic Equipment, Instruments & Components – 1.1%
$ 6,137	Anixter Inc.	5.125%	10/01/21	BBB-	$ 6,313,439
	Energy Equipment & Services – 1.2%
2,500	Resolute Energy Corporation	8.500%	5/01/20	B+	2,493,750
4,116	SESI, LLC	7.125%	12/15/21	BB-	4,193,175
6,616	Total Energy Equipment & Services				6,686,925
	Equity Real Estate Investment Trust – 4.3%
3,248	CoreCivic, Inc.	4.125%	4/01/20	Ba1	3,256,120
3,754	Geo Group Inc.	5.875%	1/15/22	B+	3,857,235
2,500	Iron Mountain Inc., 144A	4.375%	6/01/21	BB-	2,512,500
250	iStar Inc.	4.625%	9/15/20	BB	250,313
8,290	iStar Inc.	6.500%	7/01/21	BB	8,466,162
5,367	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B1	5,395,445
23,409	Total Equity Real Estate Investment Trust				23,737,775
	Food & Staples Retailing – 1.5%
4,885	Rite Aid Corporation	6.750%	6/15/21	B	4,976,594
3,500	Supervalu Inc.	6.750%	6/01/21	B	3,456,250
8,385	Total Food & Staples Retailing				8,432,844
	Food Products – 0.8%
850	B&G Foods Inc.	4.625%	6/01/21	B+	843,625
910	JBS USA LLC, 144A	7.250%	6/01/21	BB-	917,962
1,700	JBS USA LUX SA / JBA USA Finance Inc., 144A	7.250%	6/01/21	BB-	1,714,875
1,010	Smithfield Foods Inc., 144A	3.350%	2/01/22	BBB	988,708
4,470	Total Food Products				4,465,170
	Gas Utilities – 0.6%
3,770	Ferrellgas LP	6.750%	1/15/22	B-	3,572,075
	Health Care Providers & Services – 7.1%
1,650	Acadia Healthcare	6.125%	3/15/21	B	1,666,500
7,000	Community Health Systems, Inc.	5.125%	8/01/21	B2	6,510,000
7,000	HCA Inc.	7.500%	2/15/22	BB	7,691,250
4,689	Kindred Healthcare Inc.	6.375%	4/15/22	B-	4,700,722
4,886	Lifepoint Health Inc.	5.500%	12/01/21	Ba2	4,934,860
4,395	Select Medical Corporation	6.375%	6/01/21	B-	4,460,925
5,030	Tenet Healthcare Corporation	4.375%	10/01/21	BB-	4,941,975
1,550	Tenet Healthcare Corporation, 144A	7.500%	1/01/22	Ba3	1,633,313
3,000	Tenet Healthcare Corporation	8.125%	4/01/22	B-	3,127,500
39,200	Total Health Care Providers & Services				39,667,045
	Hotels, Restaurants & Leisure – 3.9%
6,375	International Game Technology PLC, 144A	6.250%	2/15/22	BB+	6,677,812

JHB	Nuveen High Income November 2021 Target Term Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Hotels, Restaurants & Leisure (continued)
$ 5,000	MGM Resorts International Inc.	6.625%	12/15/21	BB	$5,393,750
2,422	Norwegian Cruise Lines, 144A	4.750%	12/15/21	BB	2,446,220
2,000	Scientific Games International Inc.	6.625%	5/15/21	CCC+	2,047,500
4,750	Studio City Co Ltd, 144A	7.250%	11/30/21	BB-	4,945,938
20,547	Total Hotels, Restaurants & Leisure				21,511,220
	Household Durables – 6.5%
7,725	Beazer Homes USA, Inc.	8.750%	3/15/22	B3	8,323,687
3,510	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	B+	3,553,875
3,960	KB Home	7.000%	12/15/21	BB-	4,242,150
2,500	Lennar Corporation	4.750%	4/01/21	BB+	2,543,750
1,250	Lennar Corporation, 144A	6.250%	12/15/21	BB+	1,321,875
5,205	Meritage Homes Corporation	7.000%	4/01/22	BB	5,686,462
4,000	M-I Homes Inc.	6.750%	1/15/21	BB-	4,115,000
4,375	New Home Company Inc.	7.250%	4/01/22	B-	4,539,063
2,000	TRI Pointe Group Inc.	4.875%	7/01/21	BB-	2,013,100
34,525	Total Household Durables				36,338,962
	Household Products – 1.2%
6,325	HRG Group, Inc.	7.750%	1/15/22	B	6,578,000
	Independent Power & Renewable Electricity Producers – 3.5%
1,000	AES Corp/VA	4.000%	3/15/21	BB+	1,003,750
3,550	Atlantica Yield PLC, 144A	7.000%	11/15/19	BB	3,665,375
1,000	Calpine Corporation, 144A	6.000%	1/15/22	BB+	1,025,400
7,397	DPL, Inc.	7.250%	10/15/21	BBB-	8,016,499
6,675	Talen Energy Supply LLC	4.600%	12/15/21	B-	5,773,875
19,622	Total Independent Power & Renewable Electricity Producers				19,484,899
	Industrial Conglomerates – 1.6%
7,000	Icahn Enterprises Finance	5.875%	2/01/22	BB+	7,017,500
2,000	Icahn Enterprises Finance	6.250%	2/01/22	BB+	2,035,000
9,000	Total Industrial Conglomerates				9,052,500
	Insurance – 0.7%
3,897	Genworth Financial Inc.	7.625%	9/24/21	B	3,750,863
	Internet & Direct Marketing Retail – 1.0%
5,155	Netflix Incorporated	5.500%	2/15/22	B+	5,335,425
	IT Services – 0.8%
4,500	Alliance Data Systems Corporation, 144A	5.875%	11/01/21	N/R	4,590,000
	Leisure Products – 0.6%
3,570	Mattel Inc.	2.350%	8/15/21	BB-	3,150,525

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Machinery – 0.8%
$ 1,600	Airxcel Incorporated, 144A	8.500%	2/15/22	B	$1,730,000
1,000	CNH Industrial Capital LLC	4.875%	4/01/21	BBB-	1,028,750
1,500	CNH Industrial Capital LLC	3.875%	10/15/21	BBB-	1,499,040
4,100	Total Machinery				4,257,790
	Media – 10.1%
4,824	AMC Entertainment Inc.	5.875%	2/15/22	B+	4,884,300
2,500	Cablevision Systems Corporation	8.000%	4/15/20	B-	2,635,938
8,650	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B	8,617,562
6,580	Clear Channel International BV, 144A	8.750%	12/15/20	B+	6,876,100
5,770	CSC Holdings Inc.	6.750%	11/15/21	B2	6,008,013
6,985	Dish DBS Corporation	6.750%	6/01/21	Ba3	7,054,850
4,250	Lee Enterprises Inc., 144A	9.500%	3/15/22	B2	4,441,250
4,160	National CineMedia LLC	6.000%	4/15/22	Ba3	4,201,600
5,121	Nexstar Broadcasting Inc., 144A	6.125%	2/15/22	B+	5,260,291
6,425	Radio One Inc., 144A	7.375%	4/15/22	B	6,360,750
100	Sinclair Television Group	5.375%	4/01/21	B+	100,875
55,365	Total Media				56,441,529
	Metals & Mining – 9.2%
6,500	AK Steel Corporation	7.625%	10/01/21	B-	6,662,500
6,250	Aleris International Inc., 144A	9.500%	4/01/21	B2	6,515,625
8,040	Allegheny Technologies Inc.	5.950%	1/15/21	B	8,200,800
2,000	Anglo American Capital PLC, 144A	4.125%	4/15/21	BBB-	2,028,820
2,000	Century Aluminum Company, 144A	7.500%	6/01/21	B+	2,035,000
5,705	Eldorado Gold Corporation, 144A	6.125%	12/15/20	B1	5,419,750
2,600	Ferroglobe PLC / Globe Specialty Metals Inc., 144A	9.375%	3/01/22	B+	2,704,000
6,350	First Quantum Minerals Limited, 144A	7.000%	2/15/21	B	6,365,875
740	FMG Resources, 144A	9.750%	3/01/22	BBB-	815,388
1,665	Freeport McMoRan, Inc.	3.550%	3/01/22	BB+	1,610,887
1,500	Glencore Finance Canada, 144A	4.950%	11/15/21	BBB	1,562,700
3,200	Gold Fields Orogen Holdings BVI Limited, 144A	4.875%	10/07/20	BB+	3,222,400
3,843	Teck Resources Limited	4.750%	1/15/22	BB+	3,891,037
413	Vale Overseas Limited	4.375%	1/11/22	BBB+	423,738
50,806	Total Metals & Mining				51,458,520
	Mortgage Real Estate Investment Trust – 1.2%
6,500	Starwood Property Trust	5.000%	12/15/21	BB-	6,630,000
	Multiline Retail – 0.0%
37	J.C. Penney Corporation Inc.	5.650%	6/01/20	B+	37,925

JHB	Nuveen High Income November 2021 Target Term Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels – 15.1%
$ 3,460	Ascent Resources - Utica LLC / AEU Finance Corporation, 144A	10.000%	4/01/22	B-	$3,736,800
3,000	Calumet Specialty Products	6.500%	4/15/21	CCC+	2,910,000
2,512	Chesapeake Energy Corporation	5.375%	6/15/21	CCC+	2,442,920
7,100	CONSOL Energy Inc.	5.875%	4/15/22	BB-	7,144,375
1,020	DCP Midstream Operating LP, 144A	4.750%	9/30/21	BB+	1,028,925
480	DCP Midstream Operating LP	4.950%	4/01/22	BB+	482,400
2,000	Denbury Resources Inc., 144A	9.000%	5/15/21	B	2,050,000
3,000	Enviva Partners LP / Enviva Partners Finance Corp	8.500%	11/01/21	BB-	3,172,500
5,559	FTS International Inc.	6.250%	5/01/22	B	5,572,897
1,250	GasLog Limited	8.875%	3/22/22	N/R	1,296,875
2,000	Ithaca Energy Inc., 144A	8.125%	7/01/19	CCC+	1,995,000
2,910	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B-	2,910,000
2,600	NGL Energy Partners LP/Fin Co	6.875%	10/15/21	B+	2,593,500
5,000	NuStar Logistics LP	4.750%	2/01/22	BB	4,862,500
4,409	Oasis Petroleum Inc.	6.875%	3/15/22	BB-	4,471,784
4,475	Peabody Securities Finance Corporation, 144A	6.000%	3/31/22	BB	4,564,500
2,000	Petrobras Global Finance BV	8.375%	5/23/21	BB-	2,277,000
750	Petrobras Global Finance BV	6.125%	1/17/22	BB-	801,375
3,000	Petrobras International Finance Company	5.375%	1/27/21	BB-	3,135,000
3,483	Range Resources Corporation	5.750%	6/01/21	BB+	3,552,660
2,059	Sabine Pass Liquefaction LLC	6.250%	3/15/22	BBB-	2,233,648
4,000	Southwestern Energy Company	4.100%	3/15/22	BB	3,830,000
3,070	Teekay Corporation	8.500%	1/15/20	B+	3,177,450
2,500	Ultra Resources, Inc., 144A	6.875%	4/15/22	BB	2,175,000
3,500	Whiting Petroleum Corporation	5.750%	3/15/21	BB-	3,534,930
500	Williams Partners LP	3.600%	3/15/22	BBB	497,938
4,000	WPX Energy Inc.	6.000%	1/15/22	BB-	4,110,000
3,000	YPF Sociedad Anonima, 144A	8.500%	3/23/21	B2	3,272,400
82,637	Total Oil, Gas & Consumable Fuels				83,832,377
	Pharmaceuticals – 2.4%
4,000	Endo Finance LLC, 144A	5.750%	1/15/22	B3	3,280,000
4,000	Teva Pharmaceuticals IV BV	3.650%	11/10/21	BB	3,764,048
3,801	Valeant Pharmaceuticals International, 144A	5.625%	12/01/21	B-	3,629,955
2,500	Valeant Pharmaceuticals International, 144A	6.500%	3/15/22	BB-	2,581,250
14,301	Total Pharmaceuticals				13,255,253
	Professional Services – 1.1%
6,000	Nielsen Finance LLC Co, 144A	5.000%	4/15/22	BB+	5,995,320
	Real Estate Management & Development – 1.3%
4,000	Crescent Communities LLC, 144A	8.875%	10/15/21	B+	4,210,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Real Estate Management & Development (continued)
$ 3,250	Yuzhou Properties Co Ltd, Reg S	6.000%	1/25/22	BB-	$ 3,137,765
7,250	Total Real Estate Management & Development				7,347,765
	Road & Rail – 0.8%
4,500	The Hertz Corporation	7.375%	1/15/21	B-	4,460,625
	Software – 0.5%
872	Curo Financial Technologies Corporation, 144A	12.000%	3/01/22	Caa1	952,660
1,837	SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	BB-	1,933,443
2,709	Total Software				2,886,103
	Sovereign – 0.4%
2,000	Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	Ba2	2,126,000
	Specialty Retail – 4.3%
7,000	Foot Locker, Inc.	8.500%	1/15/22	BB+	8,067,500
7,000	GameStop Corporation, 144A	6.750%	3/15/21	Ba1	7,070,000
2,000	Gap, Inc.	5.950%	4/12/21	Baa2	2,100,520
3,000	Limited Brands Inc.	6.625%	4/01/21	BB+	3,187,500
3,815	Rent-A-Center, Inc.	4.750%	5/01/21	B3	3,376,275
22,815	Total Specialty Retail				23,801,795
	Technology Hardware, Storage & Peripherals – 2.3%
6,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	5.875%	6/15/21	BB+	6,142,500
2,875	NCR Corporation	5.875%	12/15/21	BB	2,925,313
3,585	Seagate HDD Cayman	4.250%	3/01/22	Baa3	3,544,337
12,460	Total Technology Hardware, Storage & Peripherals				12,612,150
	Tobacco – 0.7%
3,960	Alliance One International Inc., 144A	8.500%	4/15/21	B2	4,128,300
	Trading Companies & Distributors – 1.3%
3,328	Aircastle Limited	5.500%	2/15/22	BB+	3,469,440
4,000	Avation Capital SA, 144A	7.500%	5/27/20	B+	3,980,000
7,328	Total Trading Companies & Distributors				7,449,440
	Transportation Infrastructure – 0.5%
3,000	Navigator Holdings Ltd, 144A, Reg S	7.750%	2/10/21	N/R	2,932,224
	Wireless Telecommunication Services – 3.7%
4,200	Digicel Limited, 144A	6.000%	4/15/21	B1	3,942,750
6,675	Hughes Satellite Systems Corporation	7.625%	6/15/21	BB-	7,163,410
2,500	Softbank Corporation, 144A	4.500%	4/15/20	BB+	2,549,500
850	Sprint Communications Inc.	9.250%	4/15/22	BB+	969,000
5,375	Sprint Corporation	7.250%	9/15/21	B+	5,556,406

JHB	Nuveen High Income November 2021 Target Term Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Wireless Telecommunication Services (continued)
$ 204	T-Mobile USA Inc.	4.000%	4/15/22	BB+	$ 202,980
19,804	Total Wireless Telecommunication Services				20,384,046
$ 695,224	Total Corporate Bonds (cost $705,048,592)				706,490,064

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 1.7% (1.3% of Total Investments)
	Argentina – 0.5%
$ 3,000	Republic of Argentina	6.875%	4/22/21	B+	$ 3,180,000
	Egypt – 0.3%
1,500	Arab Republic of Egypt, 144A	6.125%	1/31/22	B	1,551,642
	Honduras – 0.3%
1,500	Honduras Government, 144A	8.750%	12/16/20	BB-	1,657,335
	Sri Lanka – 0.3%
1,500	Republic of Sri Lanka, 144A	5.750%	1/18/22	B+	1,516,587
	Turkey – 0.3%
1,500	Republic of Turkey	5.125%	3/25/22	BB+	1,529,220
$ 9,000	Total Sovereign Debt (cost $9,579,720)				9,434,784

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 0.7% (0.6% of Total Investments)
	Independent Power & Renewable Electricity Producers – 0.7%
$ 4,000	NRG Yield Inc., 144A	3.250%	6/01/20	N/R	$ 3,961,036
$ 4,000	Total Convertible Bonds (cost $3,931,959)				3,961,036
	Total Long-Term Investments (cost $718,560,271)				719,885,884
	Borrowings – (34.1)% (3), (4)				(190,000,000)
	Other Assets Less Liabilities – 4.9%				27,185,484
	Net Assets – 100%				$ 557,071,368
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$706,490,064	$ —	$706,490,064
Sovereign Debt	—	9,434,784	—	9,434,784
Convertible Bonds	—	3,961,036	—	3,961,036
Total	$ —	$719,885,884	$ —	$719,885,884
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.
Tax cost of investments	$718,634,398
Gross unrealized:
Appreciation	$ 8,489,733
Depreciation	(7,238,247)
Net unrealized appreciation (depreciation) of investments	$ 1,251,486
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Borrowings as a percentage of Total Investments is 26.4%.
(4)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income November 2021 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018